Segment Reporting - Product sector information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting
Revenue	$ 765,736	$ 650,935	$ 576,354
Cost of products sold	620,273	541,751	472,603
Segment net income	51,912	37,899	42,738
Segment total assets	1,001,698	850,579
China
Segment Reporting
Revenue	518,566	443,865	374,929
Foreign countries
Segment Reporting
Revenue	122,023	99,190	89,969
Operating segments
Segment Reporting
Revenue	1,081,429	925,460	803,536
Cost of products sold	932,002	813,972	696,499
Selling, General and Research expense	102,056	82,615	80,832
Segment net income	47,371	28,873	26,205
Segment total assets	1,490,190	1,187,872	1,069,205
Capital expenditure	45,919	57,362	33,746
Operating segments | China
Segment Reporting
Revenue	794,094	686,340	565,227
Operating segments | Foreign countries
Segment Reporting
Revenue	287,335	239,120	238,309
Henglong | Operating segments
Segment Reporting
Revenue	365,276	325,866	271,501
Cost of products sold	331,400	297,555	245,733
Selling, General and Research expense	27,020	19,521	22,486
Segment net income	6,856	8,790	3,282
Segment total assets	371,896	319,015	275,749
Capital expenditure	13,334	23,672	5,060
Henglong | Operating segments | China
Segment Reporting
Revenue	318,033	283,178	230,411
Henglong | Operating segments | Foreign countries
Segment Reporting
Revenue	47,243	42,687	41,090
Jiulong | Operating segments
Segment Reporting
Revenue	92,268	71,571	69,926
Cost of products sold	81,440	61,957	58,120
Selling, General and Research expense	9,686	7,362	7,506
Segment net income	1,142	2,252	4,300
Segment total assets	77,608	61,040	56,452
Capital expenditure	2,752	3,811	1,353
Jiulong | Operating segments | China
Segment Reporting
Revenue	81,493	62,193	63,065
Jiulong | Operating segments | Foreign countries
Segment Reporting
Revenue	10,775	9,378	6,861
Wuhu | Operating segments
Segment Reporting
Revenue	34,646	44,843	37,851
Cost of products sold	30,142	45,158	36,542
Selling, General and Research expense	3,649	2,939	2,823
Segment net income	855	(3,254)	(1,514)
Segment total assets	27,624	34,436	40,337
Capital expenditure	1,608	1,884	1,454
Wuhu | Operating segments | China
Segment Reporting
Revenue	34,646	44,843	37,851
Hubei Henglong | Operating segments
Segment Reporting
Revenue	121,598	105,426	115,883
Cost of products sold	98,332	87,736	98,210
Selling, General and Research expense	18,390	14,090	15,196
Segment net income	4,876	3,600	2,477
Segment total assets	417,644	404,151	401,212
Capital expenditure	14,287	8,046	14,407
Hubei Henglong | Operating segments | China
Segment Reporting
Revenue	47	454	1,550
Hubei Henglong | Operating segments | Foreign countries
Segment Reporting
Revenue	121,551	104,972	114,333
Henglong KYB | Operating segments
Segment Reporting
Revenue	234,988	188,221	147,989
Cost of products sold	200,314	164,608	127,713
Selling, General and Research expense	11,781	8,776	10,213
Segment net income	22,893	14,837	10,063
Segment total assets	246,292	192,994	125,330
Capital expenditure	7,690	6,232	5,141
Henglong KYB | Operating segments | China
Segment Reporting
Revenue	205,666	162,741	126,411
Henglong KYB | Operating segments | Foreign countries
Segment Reporting
Revenue	29,322	25,480	21,578
Brazil Henglong | Operating segments
Segment Reporting
Revenue	68,708	51,013	48,255
Cost of products sold	54,620	42,490	39,690
Selling, General and Research expense	2,034	2,566	2,100
Segment net income	12,054	5,957	6,465
Segment total assets	31,599	31,350	26,543
Capital expenditure	195	32	192
Brazil Henglong | Operating segments | Foreign countries
Segment Reporting
Revenue	68,708	51,013	48,255
Other Entities | Operating segments
Segment Reporting
Revenue	163,945	138,520	112,131
Cost of products sold	135,754	114,468	90,491
Selling, General and Research expense	29,496	27,361	20,508
Segment net income	(1,305)	(3,309)	1,132
Segment total assets	317,527	144,886	143,582
Capital expenditure	6,053	13,685	6,139
Other Entities | Operating segments | China
Segment Reporting
Revenue	154,209	132,930	105,939
Other Entities | Operating segments | Foreign countries
Segment Reporting
Revenue	$ 9,736	$ 5,590	$ 6,192